Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee benefits [Abstract]
Expenses Recognized for Employee Benefits
The expenses recognized for employee benefits are:

	2019	2018	2017
Salaries, benefits and inherent	$320,827	$347,403	$550,491
Pensions – defined benefit plans	22,873	21,211	21,284
	$343,700	$368,614	$571,775

Liabilities Recognized for Pensions and Other Remunerations
The long-term liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2019	2018
Long-term:
Pensions and seniority premium	$141,014	$151,002
Termination of employment	10,467	25,604
	$151,481	$176,606

Details of Net Cost for the Period
The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations is shown as follows:

	2019		2018
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$4,709	$2,178	$4,114	$1,858
Interest cost	13,643	2,343	12,994	2,245
Net cost for the period	$18,352	$4,521	$17,108	$4,103

Reserve for Pensions and Seniority Premiums
At December 31, 2019 and 2018, the reserve for pensions and seniority premiums, and also for the termination of employment, is comprised as follows:

	2019		2018
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$144,044	$10,467	$154,128	$25,604
Plan assets	(3,030)	-	(3,126)	-
Total reserve	$141,014	$10,467	$151,002	$25,604

Defined Benefit Obligation
As of December 31, 2019 and 2018, the defined benefit obligations (DBO) for pensions and seniority premiums, and also for the reserve for termination of employment, are comprised as follows:

	2019		2018
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at beginning of period	$154,128	$25,604	$153,572	$24,687
Current service cost	4,709	2,178	4,114	1,858
Interest cost	13,643	2,343	12,994	2,245
Benefits paid	(338)	-	(165)	(214)
Benefits paid from plan assets	(7,617)	-	(8,840)	-
Miscellaneous	(304)	-	300	(18)
Past service cost	(16,822)	(21,365)	-	-
Actuarial gain or losses	(3,355)	1,707	(7,847)	(2,954)
DBO at end of period	$144,044	$10,467	$154,128	$25,604

The plan assets as of December 31, 2019 and 2018 are comprised as follows:

	2019	2018
Value of the fund at beginning of year	$3,126	$2,699
Expected return on assets	310	202
Plan contributions	7,617	8,840
Benefits paid	(7,617)	(8,840)
Interests on plan assets	208	225
Miscellaneous	(614)	-
Found value at end of the year	$3,030	$3,126

Effects of Changes to Actuarial Assumptions
The changes in the pension plan, seniority premium, and termination of employment plan as of December 31, 2019 and 2018 are as follows:

	2019	2018
Reserve for obligations at the beginning of the period	$176,606	$175,560
Cost for the period	22,873	21,211
Interest income	(208)	(225)
Contributions to the plan	(7,617)	(8,840)
Benefits paid on pension plan	(338)	(379)
Miscellaneous	-	80
Actuarial gain or losses	(1,648)	(10,801)
Past service cost	(38,187)	-
Reserve for obligations at the end of the period	$151,481	$176,606

The significant actuarial assumptions used for the valuation are:

	2019	2018
Discount rate	8.50%	9.25%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	18.30	19.30

The following table summarizes the effects of changes to these actuarial assumptions on the defined benefits obligations at December 31, 2019:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	$(4,573)	$4,867

	1.0% increase	1.0% decrease
Salary increase rate
Increase (decrease) in the defined benefits obligation	$3,439	$(1,191)

	One year Increase	One year Decrease
Average life expectancies
Increase (decrease) in the defined benefits obligation	$2,971	$(3,899)